Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accounts receivable and interest receivable	$ (2,128)	$ (13,506)	$ (8,464)
Pool receivable from affiliates	(38,137)	27,481	24,489
Due from affiliates	25,501	12,361	(14,511)
Prepaid expenses and other current assets	8,251	(11,400)	987
Accounts payable and accrued liabilities	(21,265)	32,876	(3,174)
Due to affiliates	(5,718)	(12,181)	(928)
Deferred revenue	1,718	2,039	(2,324)
Other	0	(8,588)	1,999
Change in operating assets and liabilities	$ 44,496	$ (25,880)	$ (50,904)